Payroll and social charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Payroll and Social Charges [Abstract]
Social charges in installments	$ 328,000	$ 353,000
Funrural payments installment	$ 252,000